EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Narrative (Details) $ in Millions		4 Months Ended	9 Months Ended		12 Months Ended
	Mar. 05, 2020 USD ($)	Jun. 18, 2016 USD ($)	Nov. 30, 2019 USD ($)	Dec. 01, 2018 USD ($)	Feb. 23, 2019 USD ($) employee	Feb. 24, 2018 USD ($) employee	Feb. 25, 2017 USD ($)	Feb. 22, 2020 employee	May 15, 2016	Jan. 30, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Employer contributions			$ 9.0	$ 196.9	$ 199.3	$ 21.9
Current fiscal year contributions					150.0
Expected employer contribution next fiscal year					$ 12.4
Entity number of employees | employee					267,000,000
Number of participants in collective bargaining agreements | employee					170,000,000	8,500,000
Multiemployer plan contributions					$ 1,300.0	$ 1,200.0	$ 1,200.0
Employer discretionary contribution amount in 401(k)			45.3	$ 32.2	45.1	44.6	38.8
Expected future employer contributions for remainder of the fiscal year			$ 3.4
UFCW Midwest Plan
Defined Benefit Plan Disclosure [Line Items]
Withdrawal obligation recorded					142.1					$ 221.8
Forecast
Defined Benefit Plan Disclosure [Line Items]
Number of employee scheduled to expire in collective bargaining agreements | employee								106,000
FELRA Plan | Forecast
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 23.2
MAP and FELRA Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions						27.0
Other Post-Retirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets					0.0	0.0	0.0
Employer contributions					2.1	1.7
Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets					1,847.0	1,814.0	$ 1,934.8
Payable to intermediary agent					79.5	87.4
Employer contributions					197.2	$ 20.2
Pension | Safeway Plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets					1,600.0
Pension | Shaw's Plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets					247.0
Pension | United Plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets					$ 33.0
Collington
Defined Benefit Plan Disclosure [Line Items]
Percentage of equity interest acquired									100.00%
Pension expense from acquisition		$ 78.9
Collington | Other Post-Retirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service costs recorded relate to Collington transaction		$ 15.5